Net Income (Loss) Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

NOTE 15 — NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders:

	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands (*)
Numerator:
Net income (loss) applicable to shareholders of ordinary shares	(2,201)	(1,540)	112

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	4,643,879	2,892,347	2,888,768
Net loss per share of ordinary share, basic and diluted	(0.47)	(0.53)	0.04

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact:

	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands (*)

IPO Warrants and Additional Warrants (Note 12h)	6,541,998	-	-
Underwriter warrants	611,785	-	-
Other warrants	78,661	-	-
	7,232,444	-	-

(*)	except share and per share data